Property And Equipment (Details) - Schedule of property and equipment	Dec. 31, 2020 USD ($)
Schedule of property and equipment [Abstract]
Equipment	$ 115,888
Less: accumulated depreciation and amortization	0
Equipment, net	$ 115,888